UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21972

Name of Fund:	BlackRock Credit Allocation Income Trust (BTZ)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:   John M. Perlowski, Chief Executive Officer, BlackRock Credit

             Allocation Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2018

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 8.0%

Asset-Backed Securities — 8.0%
Allegro CLO VI Ltd., Series 2017-2A(a)(b):
Class B, 3.84%, 01/17/31	USD	360	$355,044
Class C, 4.14%, 01/17/31		2,400	2,364,261
Class D, 5.09%, 01/17/31		1,300	1,286,664
ALM VI Ltd., Series 2012-6A, Class BR3, 4.10%, 07/15/26(a)(b)		1,500	1,494,680
ALM XVI Ltd/ALM XVI LLC, Series 2015-16A(a)(b)(c):
Class BR2, 4.24%, 07/15/27		1,000	998,000
Class CR2, 5.04%, 07/15/27		1,000	992,500
AMMC CLO 22 Ltd., Series 2018-22A, Class D, 5.04%, 04/25/31(a)(b)		1,000	980,474
AMMC CLO XII Ltd., Series 2013-12A, Class CR, 4.24%, 11/10/30(a)(b)		1,500	1,495,270
Anchorage Capital CLO Ltd.(a)(b):
Series 2013-1A, Class BR, 4.49%, 10/13/30		1,000	1,000,656
Series 2014-3RA, Class C, 4.19%, 01/28/31		1,000	992,642
Series 2014-3RA, Class D, 4.94%, 01/28/31		1,000	984,666
Series 2015-7A, Class CR, 4.04%, 10/15/27		1,750	1,739,390
Series 2015-7A, Class DR, 5.04%, 10/15/27		1,000	995,799
Apidos CLO XV, Series 2013-15A(a)(b):
Class CRR, 4.20%, 04/20/31		1,000	991,534
Class DRR, 5.05%, 04/20/31		1,000	983,825
Apidos CLO XVIII, Series 2014-18A, Class CR, (3 mo. LIBOR US + 3.25%), 5.60%, 07/22/26(a)(d)		1,300	1,300,615
Apidos CLO XX, Series 2015-20A, Class BRR, 4.29%, 07/16/31(a)(b)(c)		1,000	1,000,000
Ares CLO Ltd.(a)(b):
3.84%, 10/15/30		1,000	997,537
4.14%, 10/15/30		1,750	1,745,771
Ares XLIX CLO Ltd., Series 2018-49A, Class D, 5.34%, 07/22/30(a)(b)(e)		1,000	996,193
Ares XLVII CLO Ltd.(a)(b):
Series 2018-47A, Class D, 5.05%, 04/15/30		1,500	1,475,816
Series 2018-48A, Class C, 4.14%, 07/20/30		500	493,777
Ares XXXVR CLO Ltd., Series 2015-35RA, Class D, 5.34%, 07/15/30(a)(b)(c)		1,000	1,000,000
Atlas Senior Loan Fund X Ltd., Series 2018-10A(a)(b):
Class B, 3.84%, 01/15/31		500	493,150
Class C, 4.19%, 01/15/31		1,000	988,351
Class D, 5.09%, 01/15/31		1,700	1,656,033

Security		Par (000)	Value
Asset-Backed Securities (continued)
Atrium X, Series 10A, Class DR, (3 mo. LIBOR US + 3.00%), 5.34%, 07/16/25(a)(d)	USD	1,500	$1,499,750
Benefit Street Partners CLO XII Ltd., Series 2017-12A(a)(b):
Class B, 4.34%, 10/15/30		1,000	994,739
Class C, 5.39%, 10/15/30		2,000	1,995,120
BlueMountain CLO Ltd., Series 2012-2A, Class AR, (3 mo. LIBOR US + 1.42%), 3.75%, 11/20/28(a)(d)		2,000	2,002,677
Bowman Park CLO Ltd., Series 2014-1A, Class D2R, (3 mo. LIBOR US + 3.35%), 5.68%, 11/23/25(a)(d)		1,000	1,000,901
Carlyle Global Market Strategies CLO Ltd.(a):
Series 2013-4A, Class DRR, 4.99%, 01/15/31(b)		1,000	980,697
Series 2016-3A, Class C, (3 mo. LIBOR US + 4.00%), 6.35%, 10/20/29(d)		1,000	1,004,606
Carlyle US CLO Ltd., Series 2017-2A, Class C, (3 mo. LIBOR US + 3.70%), 6.05%, 07/20/31(a)(d)		500	505,485
Cent CLO 17 Ltd., Series C17A(a)(b):
Class BR, 4.20%, 04/30/31		1,000	991,372
Class CR, 5.15%, 04/30/31		1,000	983,852
CIFC Funding Ltd.(a)(b):
4.81%, 04/18/31		1,200	1,176,201
Series 2013-2A, Class A3LR, 4.28%, 10/18/30		1,000	997,749
Series 2013-2A, Class B1LR, 5.38%, 10/18/30		1,000	1,000,712
Series 2018-1A, Class C, 3.91%, 04/18/31		1,000	994,841
Elevation CLO Ltd., Series 2017-7A, Class C, 4.24%, 07/15/30(a)(b)		1,500	1,487,781
Galaxy XX CLO Ltd., Series 2015-20A, Class D1R, 4.95%, 04/20/31(a)(b)		1,000	984,422
Galaxy XXVII CLO Ltd., Series 2018-27A, Class C, 4.12%, 05/16/31(a)(b)		1,500	1,470,961
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, (3 mo. LIBOR US + 3.50%), 5.84%, 10/29/26(a)(d)		1,000	1,001,596
Greenwood Park CLO Ltd., Series 2018-1A, Class D, 4.53%, 04/15/31(a)(b)(c)		1,000	972,000
Highbridge Loan Management Ltd.(a)(b):
Series 12A-18, Class B, 4.22%, 07/18/31		1,250	1,250,000
Series 4A-2014, Class A2R, 3.84%, 01/28/30		650	641,225

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Highbridge Loan Management Ltd.(a)(b) (continued):
Series 4A-2014, Class BR, 4.19%, 01/28/30	USD	750	$741,344
Series 6A-2015, Class BR, 4.09%, 02/05/31		1,500	1,472,898
Series 6A-2015, Class CR, 4.84%, 02/05/31		1,000	967,739
Series 7A-2015, Class CR, 4.01%, 03/15/27		2,000	1,987,429
Series 7A-2015, Class DR, 4.71%, 03/15/27		1,000	1,000,145
Series 8A-2016, Class DR, 5.25%, 07/20/30(c)		500	499,000
Limerock CLO III LLC, Series 2014-3A, Class C, (3 mo. LIBOR US + 3.60%), 5.95%, 10/20/26(a)(d)		1,000	1,001,807
Long Point Park CLO Ltd., Series 2017-1A, Class B, 4.04%, 01/17/30(a)(b)		1,000	991,237
Madison Park Funding Ltd., Series 2018-27A, Class B, 4.15%, 04/20/30(a)(b)(c)		1,000	989,000
Madison Park Funding XIII Ltd., Series 2014-13A, Class CR2, 4.24%, 04/19/30(a)(b)(c)		1,000	999,986
Madison Park Funding XIV Ltd., Series 2014-14A, Class DR, (3 mo. LIBOR US + 3.25%), 5.60%, 07/20/26(a)(d)		2,000	2,001,527
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (3 mo. LIBOR US + 2.20%), 4.54%, 01/27/26(a)(d)		2,000	2,002,758
Madison Park Funding XXVII Ltd., Series 2018-27A, Class C, 4.95%, 04/20/30(a)(b)(c)		1,000	996,400
Madison Park Funding XXX Ltd., Series 2018-30A, Class D, 4.84%, 04/15/29(a)(b)		1,000	979,716
Marble Point CLO XI Ltd., Series 2017-2A(a)(b):
Class A, 3.51%, 12/18/30		1,500	1,499,260
Class B, 3.83%, 12/18/30		1,000	989,003
Mill Creek II CLO Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 4.85%), 7.20%, 04/20/28(a)(d)		1,000	1,000,208
MP CLO III Ltd., Series 2013-1A, Class CR, 4.35%, 10/20/30(a)(b)		1,000	994,687
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class CR, 4.39%, 10/15/29(a)(b)		1,000	998,804
Neuberger Berman CLO XXI Ltd., Series 2016-21A(a)(b):
Class CR, 3.95%, 04/20/27		1,000	991,192
Class DR, 4.75%, 04/20/27		1,000	977,241

Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A(a)(b):
Class A, 3.50%, 10/18/30	USD	2,000	$2,001,032
Class B, 3.83%, 10/18/30		1,000	998,886
Class C, 4.08%, 10/18/30		1,500	1,492,155
Neuberger Berman Loan Advisers CLO 27 Ltd., Series 2018-27A, Class D, 4.94%, 01/15/30(a)(b)		1,000	984,347
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class DR, 5.25%, 07/23/30(a)(b)		600	594,444
OCP CLO Ltd.(a)(b):
Series 2015-8A, Class CR, 5.14%, 04/17/27		1,000	1,001,718
Series 2017-14A, Class B, 4.27%, 11/20/30		1,000	995,319
Octagon Investment Partners Ltd.(a)(b):
Series 2013-1A, Class BR2, 3.74%, 01/25/31		1,000	992,645
Series 2013-1A, Class CR2, 4.04%, 01/25/31		1,000	999,479
Series 2016-1A, Class DR, 5.19%, 07/15/30		500	499,992
Series 2017-1A, Class B1, 3.75%, 01/20/30		1,000	986,417
Series 2017-1A, Class C, 5.10%, 01/20/31		1,000	987,726
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, 4.25%, 01/22/30(a)(b)		900	895,715
OHA Credit Partners XIV Ltd., Series 2017-14A, Class C, 4.15%, 01/21/30(a)(b)		1,250	1,226,634
OZLM Funding IV Ltd., 4.55%, 10/22/30(a)(b)		1,000	1,001,675
OZLM VI Ltd., Series 2014-6A, Class CS, 5.47%, 04/17/31(a)(b)		500	501,094
OZLM XIX Ltd., Series 2017-19A, Class C, 5.44%, 11/22/30(a)(b)		1,000	999,702
OZLM XXI Ltd., Series 2017-21A, Class B, 4.25%, 01/20/31(a)(b)		1,800	1,790,967
Palmer Square CLO Ltd., Series 2018-1A, Class A2, 3.63%, 04/18/31(a)(b)(c)		1,500	1,501,650
Recette CLO Ltd., Series 2015-1A(a)(b):
Class CR, 4.05%, 10/20/27		1,500	1,490,582
Class DR, 5.10%, 10/20/27		1,000	996,316

2

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Regatta IV Funding Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.00%), 4.34%, 07/25/26(a)(d)	USD	1,500	$1,501,819
Regatta V Funding Ltd., Series 2014-1A(a)(d):
Class BR, (3 mo. LIBOR US + 2.30%), 4.64%, 10/25/26		1,000	1,001,331
Class C, (3 mo. LIBOR US + 3.45%), 5.79%, 10/25/26		1,000	1,001,310
Rockford Tower CLO Ltd., Series 2017-3A(a)(b):
Class A, 3.54%, 10/20/30		2,000	1,998,785
Class D, 5.00%, 10/20/30		1,000	966,350
Stewart Park CLO Ltd., Series 2015-1A(a)(b):
Class CR, 4.14%, 01/15/30		1,500	1,492,254
Class DR, 4.94%, 01/15/30		1,500	1,481,352
Symphony CLO XV Ltd., Series 2014-15A(a)(d):
Class CR, (3 mo. LIBOR US + 2.20%), 4.54%, 10/17/26		2,500	2,496,166
Class DR, (3 mo. LIBOR US + 3.35%), 5.69%, 10/17/26		1,000	1,000,409
Tiaa CLO III Ltd., Series 2017-2A, Class A, 3.49%, 01/16/31(a)(b)		2,500	2,493,769
Voya CLO 2018-1 Ltd., Series 2018-1A, Class C, 4.94%, 04/19/31(a)(b)		1,000	975,331
York CLO-2 Ltd., Series 2015-1A(a)(b):
Class CR, 4.20%, 01/22/31		1,500	1,481,665
Class DR, 4.95%, 01/22/31		1,800	1,731,349

Total Asset-Backed Securities — 8.0% (Cost — $121,109,705)			120,381,101

Corporate Bonds — 107.0%

Aerospace & Defense — 2.0%
Arconic, Inc.:
5.13%, 10/01/24		3,551	3,542,123
5.90%, 02/01/27		2,000	2,000,000
BBA US Holdings, Inc., 5.38%, 05/01/26(a)		672	677,033
Bombardier, Inc.(a):
7.75%, 03/15/20		354	373,470
8.75%, 12/01/21		2,320	2,560,700
6.00%, 10/15/22		14	14,105
6.13%, 01/15/23		759	771,334
7.50%, 12/01/24		1,537	1,634,984
7.50%, 03/15/25		2,621	2,752,050
KLX, Inc., 5.88%, 12/01/22(a)		2,165	2,243,481

Security		Par (000)	Value
Aerospace & Defense (continued)
Mexico City Airport Trust, 4.25%, 10/31/26(a)	USD	1,350	$1,284,863
Northrop Grumman Corp., 4.03%, 10/15/47		6,425	6,103,520
TransDigm UK Holdings PLC, 6.88%, 05/15/26(a)		300	308,250
TransDigm, Inc.:
6.00%, 07/15/22		3,765	3,831,640
6.50%, 07/15/24		1,260	1,289,925
6.38%, 06/15/26		595	597,975

			29,985,453
Air Freight & Logistics — 0.1%
XPO Logistics, Inc., 6.50%, 06/15/22(a)		1,174	1,206,285

Airlines — 1.0%
American Airlines Group, Inc.:
4.63%, 03/01/20(a)		692	694,595
5.18%, 08/15/23		2,945	2,945,000
5.18%, 10/15/23		3,079	3,079,000
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1, 6.72%, 07/02/24		2,728	2,910,435
Turkish Airlines Pass-Through Trust, Series 2015-1 Class A, 4.20%, 09/15/28(a)		2,482	2,315,002
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		3,044	3,066,906
Virgin Australia Trust, Series 2013-1, Class B, 6.00%, 04/23/22(a)		418	424,062

			15,435,000
Auto Components — 0.3%
Allison Transmission, Inc., 5.00%, 10/01/24(a)		68	66,810
Goodyear Tire & Rubber Co., 5.00%, 05/31/26		535	498,887
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.00%, 08/01/20		3,108	3,159,826
6.38%, 12/15/25		388	389,940
Tesla, Inc., 5.30%, 08/15/25(a)		1,116	987,660

			5,103,123
Automobiles — 0.5%
Ford Motor Co., 7.45%, 07/16/31		3,660	4,247,247
General Motors Co.:
4.88%, 10/02/23		1,875	1,920,173
6.25%, 10/02/43		940	981,234

			7,148,654

3

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks — 6.1%
Barclays PLC:
4.84%, 05/09/28	USD	4,000	$3,811,950
4.97%, 05/16/29(b)		3,220	3,231,309
CIT Group, Inc.:
5.00%, 08/01/23		370	376,013
5.25%, 03/07/25		925	945,813
City National Corp., 5.25%, 09/15/20		2,900	3,020,726
Cooperatieve Rabobank UA, 3.95%, 11/09/22(f)		3,775	3,776,185
Credit Suisse Group AG, 6.50%, 08/08/23(a)		6,000	6,397,500
Discover Bank/Greenwood, 8.70%, 11/18/19		748	795,241
Fifth Third Bancorp (3 mo. LIBOR US + 3.03%), 5.10%(g)(h)		5,000	4,906,250
HSBC Finance Corp., 6.68%, 01/15/21(f)		5,150	5,496,676
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)(f)		9,840	9,136,647
Lloyds Banking Group PLC, 4.65%, 03/24/26(f)		8,650	8,575,266
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23(f)		10,080	10,687,799
Santander Holdings USA, Inc., 4.40%, 07/13/27		830	806,137
SunTrust Banks, Inc. (3 mo. LIBOR US + 3.10%), 5.05%(g)(h)		5,270	5,174,481
Wells Fargo & Co.(f):
4.13%, 08/15/23		4,000	4,020,806
4.10%, 06/03/26		15,000	14,835,170
5.61%, 01/15/44		4,119	4,635,473

			90,629,442
Beverage: Soft Drinks — 0.0%
Energizer Gamma Acquisition, Inc., 6.38%, 07/15/26(a)		427	438,743

Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/46		6,170	6,438,939
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 04/15/58		4,000	4,025,646
Keurig Dr. Pepper, Inc., 4.60%, 05/25/28(a)		3,215	3,281,526

Security		Par (000)	Value
Beverages (continued)
Molson Coors Brewing Co., 4.20%, 07/15/46	USD	1,665	$1,521,423

			15,267,534
Biotechnology — 0.9%
Amgen, Inc., 4.66%, 06/15/51(f)		6,709	6,808,846
Baxalta, Inc., 5.25%, 06/23/45		6,000	6,186,903

			12,995,749
Building Products — 0.3%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23(a)		371	381,202
Beacon Escrow Corp., 4.88%, 11/01/25(a)		692	644,633
Building Materials Corp. of America, 6.00%, 10/15/25(a)		1,832	1,854,900
Masonite International Corp., 5.63%, 03/15/23(a)		610	622,200
Standard Industries, Inc.(a):
5.50%, 02/15/23		335	342,136
5.38%, 11/15/24		410	406,023
USG Corp., 4.88%, 06/01/27(a)		445	452,787

			4,703,881
Capital Markets — 3.6%
Goldman Sachs Group, Inc.:
7.50%, 02/15/19(f)		5,165	5,298,288
5.25%, 07/27/21		1,175	1,232,163
5.75%, 01/24/22(f)		5,500	5,877,449
6.25%, 02/01/41(f)		15,000	18,097,012
Morgan Stanley(f):
5.63%, 09/23/19		6,770	6,968,240
5.00%, 11/24/25		15,000	15,588,684
NFP Corp., 6.88%, 07/15/25(a)		222	215,895

			53,277,731
Chemicals — 1.4%
Axalta Coating Systems LLC, 4.88%, 08/15/24(a)		715	707,850
Basell Finance Co. BV, 8.10%, 03/15/27(a)(f)		6,000	7,400,300
Chemours Co., 5.38%, 05/15/27		207	201,308
Huntsman International LLC:
4.88%, 11/15/20		72	73,080
5.13%, 11/15/22		2,495	2,569,850
NOVA Chemicals Corp., 4.88%, 06/01/24(a)		956	923,448
Olin Corp.:
5.13%, 09/15/27		270	264,600
5.00%, 02/01/30		297	280,665
Platform Specialty Products Corp.(a):
6.50%, 02/01/22		3,006	3,081,150
5.88%, 12/01/25		2,516	2,527,825

4

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Chemicals (continued)
PQ Corp., 6.75%, 11/15/22(a)	USD	935	$981,750
WR Grace & Co-Conn, 5.63%, 10/01/24(a)		1,660	1,743,000

			20,754,826
Commercial Services & Supplies — 3.0%
ADT Corp.:
3.50%, 07/15/22		53	50,350
4.13%, 06/15/23		882	833,490
4.88%, 07/15/32(a)		884	696,150
Aviation Capital Group Corp.(a):
7.13%, 10/15/20(f)		31,000	33,216,031
6.75%, 04/06/21		7,850	8,468,273
CD&R Waterworks Merger Sub LLC, 6.13%, 08/15/25(a)		1,061	1,018,560
KAR Auction Services, Inc., 5.13%, 06/01/25(a)		595	577,150

			44,860,004
Communications Equipment — 0.2%
CommScope Technologies LLC(a):
6.00%, 06/15/25		467	481,010
5.00%, 03/15/27		677	650,766
CommScope, Inc., 5.50%, 06/15/24(a)		254	256,540
Zayo Group LLC/Zayo Capital, Inc.:
6.38%, 05/15/25		750	776,250
5.75%, 01/15/27(a)		1,360	1,346,400

			3,510,966
Construction & Engineering — 0.4%
BlueLine Rental Finance Corp., 9.25%, 03/15/24(a)		2,578	2,723,012
Brand Energy & Infrastructure Services, Inc., 8.50%, 07/15/25(a)		1,406	1,434,120
Engility Corp., 8.88%, 09/01/24		727	779,708
Pisces Midco, Inc., 8.00%, 04/15/26(a)		422	434,660

			5,371,500
Construction Materials — 0.4%
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/26(a)		537	534,986
HD Supply, Inc., 5.75%, 04/15/24(a)(i)		4,965	5,213,250

			5,748,236
Consumer Discretionary — 0.1%
Nielsen Co. Luxembourg SARL, 5.00%, 02/01/25(a)		72	65,700

Security		Par (000)	Value
Consumer Discretionary (continued)
Viking Cruises Ltd., 5.88%, 09/15/27(a)	USD	2,159	$2,113,661

			2,179,361
Consumer Finance — 1.4%
Ally Financial, Inc.:
5.13%, 09/30/24		590	602,537
8.00%, 11/01/31(f)		3,832	4,617,560
Capital One Bank USA NA, 3.38%, 02/15/23(f)		2,000	1,949,287
Capital One Financial Corp., 3.75%, 03/09/27		6,500	6,182,382
Discover Financial Services, 3.85%, 11/21/22		3,252	3,229,315
Navient Corp.:
6.63%, 07/26/21		461	475,983
6.50%, 06/15/22		434	443,223
7.25%, 09/25/23		996	1,043,310
6.75%, 06/15/26		516	508,260
Springleaf Finance Corp., 7.13%, 03/15/26		755	767,269
Total System Services, Inc., 3.80%, 04/01/21		1,630	1,637,501

			21,456,627
Containers & Packaging — 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a):
4.63%, 05/15/23		760	750,500
7.25%, 05/15/24		600	625,500
Ball Corp., 4.38%, 12/15/20		681	687,810
Berry Global, Inc., 4.50%, 02/15/26(a)		126	118,440
BWAY Holding Co., 7.25%, 04/15/25(a)		402	391,699
Crown Americas LLC/Crown Americas Capital Corp.:
4.75%, 02/01/26(a)		1,101	1,034,940
4.25%, 09/30/26		724	654,996
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/20		2,778	2,782,462
6.88%, 02/15/21		36	36,750
5.13%, 07/15/23(a)		1,146	1,139,582
7.00%, 07/15/24(a)		921	932,513
Sealed Air Corp., 6.88%, 07/15/33(a)		182	197,015

			9,352,207
Diversified Consumer Services — 0.7%
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(a)		6,034	6,463,922

5

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Diversified Consumer Services (continued)
Service Corp. International, 4.50%, 11/15/20	USD	4,382	$4,387,478

			10,851,400
Diversified Financial Services — 7.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.63%, 10/30/20		961	979,089
3.95%, 02/01/22		1,500	1,499,079
4.63%, 07/01/22		518	526,829
Air Lease Corp., 3.75%, 02/01/22		5,000	4,999,377
Aircastle Ltd., 6.25%, 12/01/19		3,937	4,064,952
Bank of America Corp.(f):
5.00%, 05/13/21		17,100	17,887,210
4.45%, 03/03/26		11,765	11,809,608
BNP Paribas SA, 4.38%, 03/01/33(a)(b)		4,000	3,847,040
Citigroup, Inc.:
4.04%, 06/01/24(b)		4,000	4,026,383
3.70%, 01/12/26(f)		6,000	5,830,870
6.68%, 09/13/43(f)		4,125	5,141,161
Credit Suisse Group AG, 7.50%(a)(b)(h)		1,865	1,918,619
Ford Motor Credit Co. LLC, 5.88%, 08/02/21(f)		9,420	9,934,197
General Motors Financial Co., Inc.:
4.38%, 09/25/21		2,260	2,297,632
4.25%, 05/15/23		1,681	1,685,894
4.35%, 01/17/27		4,710	4,575,851
ING Bank NV, 5.00%, 06/09/21(a)(f)		8,000	8,308,172
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 04/01/20(a)		1,705	1,734,837
Leucadia National Corp., 5.50%, 10/18/23		4,000	4,136,653
Lloyds Banking Group PLC, 4.45%, 05/08/25(f)		3,665	3,703,829
Macquarie Group Ltd., 4.15%, 03/27/24 (a)(b)		4,000	3,967,424
Resparcs Funding LP I, 8.00%(h)(j)(k)		4,000	1,554,000
Royal Bank of Scotland Group PLC:
6.10%, 06/10/23		2,500	2,646,312
5.13%, 05/28/24(f)		5,250	5,344,274
UniCredit SpA(5 year USD ICE Swap + 3.70%), 5.86%, 06/19/32(a)(g)		4,000	3,609,068
Vantiv LLC/Vanity Issuer Corp., 4.38%, 11/15/25(a)		464	439,060

			116,467,420
Diversified Telecommunication Services — 5.5%
AT&T, Inc.:
6.30%, 01/15/38(f)		12,000	13,123,548
5.15%, 03/15/42		250	240,958
4.35%, 06/15/45		367	318,226

Security	Par (000)		Value
Diversified Telecommunication Services (continued)
CenturyLink, Inc.:
5.63%, 04/01/25(f)	USD	2,110	$2,015,050
Series S, 6.45%, 06/15/21		1,176	1,212,750
Series Y, 7.50%, 04/01/24		824	861,088
Frontier Communications Corp.:
10.50%, 09/15/22		551	500,033
6.88%, 01/15/25		—	—
11.00%, 09/15/25		3,846	3,118,875
Level 3 Financing, Inc.:
5.38%, 08/15/22		2,095	2,100,238
5.13%, 05/01/23		1,183	1,171,170
5.38%, 01/15/24		754	746,460
5.38%, 05/01/25		2,003	1,952,925
5.25%, 03/15/26		320	308,000
Telecom Italia Capital SA, 6.00%, 09/30/34		960	943,200
Telefonica Emisiones SAU, 5.21%, 03/08/47		6,000	6,079,819
Verizon Communications, Inc.(f):
5.15%, 09/15/23		8,775	9,406,473
6.40%, 09/15/33		9,475	11,129,824
6.55%, 09/15/43		13,225	16,110,170
5.01%, 04/15/49		10,578	10,753,669

			82,092,476
Electric Utilities — 5.1%
AES Corp.:
4.50%, 03/15/23		400	398,500
4.88%, 05/15/23		32	32,120
5.50%, 04/15/25		304	309,320
6.00%, 05/15/26		843	880,935
5.13%, 09/01/27		1,095	1,105,950
CMS Energy Corp., 5.05%, 03/15/22(f)		9,900	10,330,677
DPL, Inc., 7.25%, 10/15/21		94	101,755
Duke Energy Corp., 3.55%, 09/15/21		3,650	3,676,610
Emera, Inc., Series 16-A, (3 mo. LIBOR US + 5.44%), 6.75%, 06/15/76(g)		7,500	7,875,000
Great Plains Energy, Inc., 5.29%, 06/15/22(f)(i)		5,550	5,792,358
Midland Cogeneration Venture LP, 5.25%, 03/15/25(a)		3,566	3,480,196
NextEra Energy Capital Holdings, Inc., 4.80%, 12/01/77(b)		5,000	4,700,000
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(a)		568	548,120
Oncor Electric Delivery Co. LLC(f):
4.10%, 06/01/22		4,150	4,242,745
5.30%, 06/01/42		2,750	3,173,486
Progress Energy, Inc., 7.00%, 10/30/31(f)		12,000	15,173,085

6

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Electric Utilities (continued)
Puget Energy, Inc.:
6.00%, 09/01/21	USD	275	$292,413
5.63%, 07/15/22(f)		5,550	5,871,525
Southern Co., 4.40%, 07/01/46(f)		7,500	7,494,372

			75,479,167
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC/CDW Finance Corp.:
5.00%, 09/01/23		306	309,060
5.50%, 12/01/24		2,517	2,610,632
Sanmina Corp., 4.38%, 06/01/19(a)		1,415	1,416,769

			4,336,461
Energy Equipment & Services — 0.7%
Ensco PLC:
4.50%, 10/01/24		196	165,865
7.75%, 02/01/26		808	779,720
Halliburton Co., 5.00%, 11/15/45(f)		6,615	7,133,623
Precision Drilling Corp., 7.13%, 01/15/26(a)		135	138,544
Transocean, Inc., 9.00%, 07/15/23(a)		670	722,762
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26(a)		855	879,581
Weatherford International Ltd.:
7.75%, 06/15/21		775	799,219
8.25%, 06/15/23		150	148,875
6.50%, 08/01/36		521	408,985

			11,177,174
Environmental, Maintenance, & Security Service — 0.0%
Waste Pro USA, Inc., 5.50%, 02/15/26(a)		622	594,010

Equity Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.:
5.05%, 09/01/20		500	516,204
5.90%, 11/01/21(f)		3,770	4,012,290
3.60%, 01/15/28		4,000	3,738,968
AvalonBay Communities, Inc., 6.10%, 03/15/20 (f)		10,000	10,443,776
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		1,133	1,091,929
5.13%, 05/01/26(a)		1,185	1,185,000
Host Hotels & Resorts LP, 3.75%, 10/15/23(f)		3,600	3,519,052
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24		4,627	4,731,107
4.50%, 09/01/26		2,750	2,591,875
4.50%, 01/15/28		570	520,125
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27		291	281,543

Security	Par (000)		Value
Equity Real Estate Investment Trusts (REITs) (continued)
Starwood Property Trust, Inc., 5.00%, 12/15/21	USD	627	$634,837

			33,266,706
Food & Staples Retailing — 1.0%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 06/15/24		775	742,063
5.75%, 03/15/25		1,120	1,008,000
Albertsons Cos., Inc., 6.09%, 01/15/24(a)(b)		1,163	1,177,537
General Mills, Inc., 4.20%, 04/17/28		620	617,361
H.J. Heinz Finance Co., 7.13%, 08/01/39(a)		4,415	5,293,249
Wal-Mart Stores, Inc., 5.25%, 09/01/35(f)		5,150	5,996,227

			14,834,437
Food Products — 0.5%
Aramark Services, Inc.:
5.13%, 01/15/24		1,470	1,482,862
5.00%, 02/01/28(a)		228	219,952
JBS USA LUX SA/JBS USA Finance, Inc.(a):
5.88%, 07/15/24		390	373,913
5.75%, 06/15/25		1,947	1,822,898
6.75%, 02/15/28		827	781,515
Kraft Heinz Foods Co., 4.38%, 06/01/46		2,475	2,200,399
Post Holdings, Inc., 5.63%, 01/15/28(a)		428	407,670

			7,289,209
Health Care Equipment & Supplies — 1.2%
Avantor, Inc.(a):
6.00%, 10/01/24(f)		6,234	6,249,585
9.00%, 10/01/25		1,334	1,354,010
DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21(a)		2,065	2,121,787
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(a):
4.88%, 04/15/20(f)		517	510,538
5.75%, 08/01/22		2,258	2,054,780
5.63%, 10/15/23		108	93,015
5.50%, 04/15/25		87	71,340
Medtronic, Inc., 4.63%, 03/15/45(f)		4,565	4,948,476

			17,403,531
Health Care Providers & Services — 4.6%
Acadia Healthcare Co., Inc., 5.13%, 07/01/22		191	189,090
Aetna, Inc., 3.88%, 08/15/47		3,500	3,126,144
Amsurg Corp., 5.63%, 07/15/22		1,313	1,342,543
Anthem, Inc., 4.55%, 03/01/48		5,000	4,915,243
Centene Corp.:
5.63%, 02/15/21		875	894,141

7

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Health Care Providers & Services (continued)
Centene Corp. (continued):
6.13%, 02/15/24	USD	1,370	$1,441,925
5.38%, 06/01/26(a)		3,456	3,538,080
CHS/Community Health Systems, Inc., 8.63%, 01/15/24(a)		708	731,930
DaVita, Inc., 5.13%, 07/15/24		761	740,548
HCA, Inc.:
3.75%, 03/15/19		4,364	4,370,764
7.50%, 02/15/22		2,214	2,432,633
4.75%, 05/01/23		8,856	8,971,128
5.00%, 03/15/24		3,451	3,502,765
5.25%, 04/15/25		738	754,144
5.88%, 02/15/26		1,297	1,340,774
5.50%, 06/15/47		2,570	2,437,645
HealthSouth Corp., 5.75%, 11/01/24		637	646,217
MEDNAX, Inc., 5.25%, 12/01/23(a)		144	142,920
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(a)		829	858,015
NVA Holdings, Inc., 6.88%, 04/01/26(a)		835	830,825
Polaris Intermediate Corp., (8.50% Cash), 8.50%, 12/01/22(a)(l)		2,124	2,195,685
Regional Care Hospital Partners Holdings, Inc., 8.25%, 05/01/23(a)		147	155,820
Tenet Healthcare Corp.:
6.00%, 10/01/20		4,102	4,260,952
7.50%, 01/01/22(a)		394	412,715
8.13%, 04/01/22		2,645	2,816,925
6.75%, 06/15/23		1,561	1,584,727
4.63%, 07/15/24		1,145	1,109,219
UnitedHealth Group, Inc., 6.88%, 02/15/38(f)		10,000	13,353,239

			69,096,756
Health Care Technology — 0.0%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(a)		624	603,720

Hotels, Restaurants & Leisure — 1.3%
Boyd Gaming Corp., 6.00%, 08/15/26(a)		472	474,360
Churchill Downs, Inc., 4.75%, 01/15/28(a)		190	178,125
CRC Escrow Issuer LLC/CRC Finco, Inc., 5.25%, 10/15/25(a)		1,114	1,072,225
ESH Hospitality, Inc., 5.25%, 05/01/25(a)		1,278	1,239,788
IRB Holding Corp., 6.75%, 02/15/26(a)		156	148,200
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a):
5.00%, 06/01/24		600	594,000
5.25%, 06/01/26		650	638,424

Security	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a) (continued):
4.75%, 06/01/27	USD	817	$771,738
Melco Resorts Finance Ltd., 4.88%, 06/06/25(a)		444	419,860
MGM Resorts International:
6.75%, 10/01/20		45	47,363
6.63%, 12/15/21		4,805	5,120,544
7.75%, 03/15/22		104	113,880
New Red Finance, Inc.(a):
4.25%, 05/15/24		1,577	1,500,121
5.00%, 10/15/25		2,910	2,789,962
Sabre GLBL, Inc.(a):
5.38%, 04/15/23		594	597,344
5.25%, 11/15/23		294	294,735
Scientific Games International, Inc., 5.00%, 10/15/25(a)		914	879,734
Station Casinos LLC, 5.00%, 10/01/25(a)		1,200	1,143,000
Wyndham Destinations, Inc., 4.15%, 04/01/24		883	868,651
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)		453	452,434

			19,344,488
Household Durables — 0.9%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 07/01/22(a)		1,647	1,653,176
Lennar Corp.:
2.95%, 11/29/20		520	504,400
8.38%, 01/15/21		3,015	3,301,425
4.75%, 11/15/22		1,805	1,805,000
4.88%, 12/15/23		466	464,835
Newell Brands, Inc.:
4.00%, 12/01/24		3,000	2,901,635
4.20%, 04/01/26		955	921,150
PulteGroup, Inc., 5.50%, 03/01/26		926	913,277
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.:
4.38%, 06/15/19		920	920,883
5.88%, 06/15/24		625	620,313

			14,006,094
Household Products — 0.2%
Spectrum Brands, Inc.:
6.63%, 11/15/22		1,110	1,143,300
6.13%, 12/15/24		231	234,465
5.75%, 07/15/25		1,002	999,495

			2,377,260

8

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Independent Power and Renewable Electricity Producers — 0.8%
Calpine Corp.:
6.00%, 01/15/22(a)	USD	1,858	$1,890,515
5.38%, 01/15/23		472	450,170
5.88%, 01/15/24(a)		823	827,115
5.25%, 06/01/26(a)		2,719	2,569,455
Dynegy, Inc., 8.00%, 01/15/25(a)		319	346,514
NRG Energy, Inc.:
6.63%, 01/15/27		2,746	2,828,380
5.75%, 01/15/28(a)		650	644,995
QEP Resources, Inc., 5.38%, 10/01/22		1,927	1,955,905
TerraForm Power Operating LLC(a):
4.25%, 01/31/23		470	452,375
5.00%, 01/31/28		470	442,387

			12,407,811
Industrial Conglomerates — 0.1%
BWX Technologies, Inc., 5.38%, 07/15/26(a)		746	757,190
Vertiv Group Corp., 9.25%, 10/15/24(a)		623	614,434

			1,371,624
Insurance — 3.6%
American International Group, Inc., 6.40%, 12/15/20(f)		8,710	9,319,578
Aon Corp., 5.00%, 09/30/20(f)		7,700	7,941,878
Aon PLC, 4.25%, 12/12/42(f)		6,500	5,974,164
Forethought Financial Group, Inc., 8.63%, 04/15/21(a)		3,400	3,769,609
HUB International Ltd., 7.00%, 05/01/26(a)		1,373	1,378,149
Nationwide Building Society, 4.13%, 10/18/32(a)(b)		2,520	2,344,472
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40(a)(f)		12,000	14,889,794
Progressive Corp., Series B, 5.38%(b)(h)		5,000	4,993,750
Wand Merger Corp.(a):
8.13%, 07/15/23		871	905,927
9.13%, 07/15/26		447	469,395
Wayne Merger Sub LLC, 8.25%, 08/01/23(a)		1,040	1,079,000
			53,065,716
Internet Software & Services — 0.7%
Alibaba Group Holding Ltd., 4.20%, 12/06/47		1,470	1,378,781
Booking Holdings, Inc., 3.55%, 03/15/28		3,375	3,219,174
Equinix, Inc., 5.88%, 01/15/26		1,061	1,096,809

Security	Par (000)		Value
Internet Software & Services (continued)
Netflix, Inc.:
5.50%, 02/15/22	USD	563	$580,594
4.38%, 11/15/26		905	848,437
5.88%, 11/15/28(a)		1,550	1,553,875
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)		1,078	1,088,780
Symantec Corp., 5.00%, 04/15/25(a)		347	342,139

			10,108,589
IT Services — 1.0%
Fidelity National Information Services, Inc., 5.00%, 10/15/25		538	569,262
First Data Corp.(a):
5.38%, 08/15/23		1,509	1,529,749
7.00%, 12/01/23		4,908	5,134,995
5.75%, 01/15/24(f)		5,700	5,829,390
Gartner, Inc., 5.13%, 04/01/25(a)		399	402,549
WEX, Inc., 4.75%, 02/01/23(a)		760	763,800

			14,229,745
Life Sciences Tools & Services — 0.8%
Life Technologies Corp., 6.00%, 03/01/20(f)		12,000	12,478,949

Machinery — 0.1%
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(a)		558	535,680
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(a)		1,324	1,184,583

			1,720,263
Media — 9.4%
21st Century Fox America, Inc., 6.15%, 03/01/37(f)		9,575	11,827,726
A&E Television Networks LLC, 3.11%, 08/22/19(c)		5,000	4,970,000
Altice Financing SA(a):
6.63%, 02/15/23		400	404,500
7.50%, 05/15/26		1,772	1,725,219
Altice France SA(a):
6.00%, 05/15/22		4,544	4,683,501
7.38%, 05/01/26		3,616	3,575,320
8.13%, 02/01/27		825	842,614
Altice Luxembourg SA, 7.75%, 05/15/22(a)		6,326	6,294,370
Altice US Finance I Corp.(a):
5.38%, 07/15/23		2,919	2,944,541
5.50%, 05/15/26		1,950	1,916,090
AMC Networks, Inc.:
4.75%, 12/15/22		685	685,000
5.00%, 04/01/24		432	426,060
4.75%, 08/01/25		546	524,160

9

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.(a):
4.00%, 03/01/23	USD	1,216	$1,161,280
5.13%, 05/01/27(f)		5,664	5,407,364
5.00%, 02/01/28		1,116	1,048,343
Cequel Communications Holdings I LLC/Cequel Capital Corp.(a):
7.75%, 07/15/25		4,329	4,550,861
7.50%, 04/01/28		1,200	1,236,960
Charter Communications Operating LLC/Charter Communications Operating Capital:
6.38%, 10/23/35		479	518,652
6.48%, 10/23/45		9,584	10,456,679
5.38%, 05/01/47		1,500	1,441,028
6.83%, 10/23/55		3,540	3,871,904
Cinemark USA, Inc., 5.13%, 12/15/22		349	350,745
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		2,758	2,806,761
6.50%, 11/15/22(f)		7,431	7,598,197
Cox Communications, Inc.(a):
8.38%, 03/01/39(f)		5,000	6,546,677
4.60%, 08/15/47		625	575,343
CSC Holdings LLC:
8.63%, 02/15/19		4,005	4,110,131
5.25%, 06/01/24		1,054	1,014,475
6.63%, 10/15/25(a)		1,072	1,106,840
10.88%, 10/15/25(a)		620	719,200
Discovery Communications LLC:
3.95%, 03/20/28(f)		8,515	8,161,321
4.88%, 04/01/43		4,000	3,709,223
DISH DBS Corp.:
5.88%, 07/15/22		642	600,270
5.88%, 11/15/24		338	280,540
7.75%, 07/01/26		1,444	1,261,695
Grupo Televisa SAB, 5.00%, 05/13/45(f)		3,345	3,175,235
Hughes Satellite Systems Corp., 5.25%, 08/01/26		1,017	971,235
Inmarsat Finance PLC, 4.88%, 05/15/22(a)		228	225,720
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		268	246,560
9.75%, 07/15/25(a)		2,358	2,520,112
Interpublic Group of Cos., Inc., 3.75%, 02/15/23(f)		6,025	5,927,653
MDC Partners, Inc., 6.50%, 05/01/24(a)		1,036	914,270
Meredith Corp., 6.88%, 02/01/26(a)		396	398,970
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(a)		79	76,778
Sirius XM Radio, Inc., 5.00%, 08/01/27(a)		597	567,150

Security	Par (000)		Value
Media (continued)
TEGNA, Inc., 5.50%, 09/15/24(a)	USD	351	$352,755
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(a)		800	730,000
Time Warner Cable, Inc., 6.55%, 05/01/37		3,519	3,861,055
Time Warner, Inc.:
4.65%, 06/01/44		28	25,321
4.85%, 07/15/45		97	91,009
Tribune Media Co., 5.88%, 07/15/22		1,308	1,314,540
Univision Communications, Inc.(a):
5.13%, 05/15/23		5,293	5,054,815
5.13%, 02/15/25		375	347,813
UPCB Finance IV Ltd., 5.38%, 01/15/25(a)		420	405,300
Viacom, Inc., 5.85%, 09/01/43		1,300	1,367,364
Videotron Ltd., 5.13%, 04/15/27(a)		1,099	1,079,768
Virgin Media Secured Finance PLC, 5.50%, 08/15/26(a)		487	463,868
Ziggo Secured Finance BV, 5.50%, 01/15/27(a)		663	631,508

			140,102,389
Metals & Mining — 2.7%
Alcoa Nederland Holding BV (a):
7.00%, 09/30/26		291	314,280
6.13%, 05/15/28		236	243,080
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22		5,000	5,136,133
Commercial Metals Co., 4.88%, 05/15/23		2,194	2,139,150
Constellium NV:
4.63%, 05/15/21	EUR	490	581,221
6.63%, 03/01/25(a)	USD	356	363,009
5.88%, 02/15/26(a)		1,451	1,429,235
First Quantum Minerals Ltd.(a):
7.25%, 05/15/22		912	916,560
6.50%, 03/01/24		311	302,836
Freeport-McMoRan, Inc.:
4.00%, 11/14/21		500	495,625
3.55%, 03/01/22		236	228,625
3.88%, 03/15/23		6,250	6,015,625
5.40%, 11/14/34		2,250	2,064,375
5.45%, 03/15/43		4,056	3,601,728
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)		725	754,000
Novelis Corp.(a):
6.25%, 08/15/24		2,790	2,796,975
5.88%, 09/30/26		3,029	2,904,054
Southern Copper Corp., 5.88%, 04/23/45		3,870	4,263,540

10

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Metals & Mining (continued)
Steel Dynamics, Inc.:
5.13%, 10/01/21	USD	1,105	$1,117,431
5.25%, 04/15/23		309	312,090
5.50%, 10/01/24		240	245,100
4.13%, 09/15/25		1,808	1,728,900
5.00%, 12/15/26		35	34,869
Teck Resources Ltd.:
4.50%, 01/15/21		370	375,550
8.50%, 06/01/24(a)		1,623	1,787,329
United States Steel Corp., 6.25%, 03/15/26		813	813,000

			40,964,320
Multi-Utilities — 0.0%
NGL Energy Partners LP/NGL Energy Finance Corp., 6.88%, 10/15/21		386	391,790

Oil, Gas & Consumable Fuels — 16.7%
Aker BP ASA, 5.88%, 03/31/25(a)		570	584,250
Andeavor:
4.75%, 12/15/23		1,230	1,272,965
5.13%, 12/15/26		937	989,764
Andeavor Logistics LP, Series A, 6.88%(b)(h)		5,000	5,009,375
California Resources Corp., 8.00%, 12/15/22(a)		1,299	1,162,605
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 04/15/21		252	249,480
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		279	283,883
8.25%, 07/15/25		364	393,120
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		1,916	2,102,810
5.13%, 06/30/27		2,981	2,989,943
Cheniere Energy Partners LP, Series WI, 5.25%, 10/01/25		692	688,540
Chesapeake Energy Corp., 8.00%, 12/15/22(a)		1,670	1,761,850
CNX Resources Corp., 5.88%, 04/15/22(f)		8,704	8,721,495
Concho Resources, Inc., 4.88%, 10/01/47		3,815	3,880,678
CONSOL Energy, Inc., 11.00%, 11/15/25(a)		328	362,440
Continental Resources, Inc., 4.90%, 06/01/44		3,500	3,460,169
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(a)		426	432,390
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)		2,880	2,779,200
DCP Midstream LLC, 6.75%, 09/15/37(a)		1,527	1,641,525

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Denbury Resources, Inc., 9.25%, 03/31/22(a)	USD	1,136	$1,204,160
Devon Energy Corp., 5.85%, 12/15/25		4,000	4,416,652
El Paso LLC:
7.80%, 08/01/31		197	243,545
7.75%, 01/15/32		4,586	5,692,047
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22		2,345	2,688,542
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20(f)		5,075	5,325,908
Enbridge Energy Partners LP, 9.88%, 03/01/19(f)		6,000	6,225,101
Enbridge, Inc., 6.25%, 03/01/78(b)		5,000	4,882,509
Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 01/30/26(a)		320	312,800
Energy Transfer Equity LP:
7.50%, 10/15/20		598	638,365
4.25%, 03/15/23		553	537,792
5.88%, 01/15/24		3,366	3,500,640
5.50%, 06/01/27		406	416,150
Energy Transfer LP:
5.20%, 02/01/22(f)		10,200	10,611,060
6.13%, 12/15/45		3,579	3,717,650
EnLink Midstream Partners LP:
4.15%, 06/01/25		97	90,786
4.85%, 07/15/26		92	88,430
Enterprise Products Operating LLC:
4.90%, 05/15/46(f)		5,375	5,536,791
Series E, 5.25%, 08/16/77(b)		4,800	4,520,976
EP Energy LLC/Everest Acquisition Finance, Inc.(a):
9.38%, 05/01/24		367	301,858
8.00%, 11/29/24		673	679,730
7.75%, 05/15/26		942	960,840
Extraction Oil & Gas, Inc.(a):
7.38%, 05/15/24		72	75,600
5.63%, 02/01/26		1,392	1,350,240
Gulfport Energy Corp.:
6.00%, 10/15/24		210	202,650
6.38%, 05/15/25		487	472,390
Hess Corp., 5.80%, 04/01/47		5,000	5,311,627
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26(a)		749	752,745
Indigo Natural Resources LLC, 6.88%, 02/15/26(a)		239	231,233
Jagged Peak Energy LLC, 5.88%, 05/01/26(a)		388	381,210
Kinder Morgan Energy Partners LP:
6.85%, 02/15/20(f)		12,000	12,621,600
4.25%, 09/01/24		2,170	2,187,351
5.40%, 09/01/44		3,615	3,662,718

11

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Matador Resources Co., 6.88%, 04/15/23	USD	71	$74,639
MEG Energy Corp.(a):
7.00%, 03/31/24		1,065	962,494
6.50%, 01/15/25		1,389	1,366,429
Midcontinent Express Pipeline LLC, 6.70%, 09/15/19(a)		3,500	3,593,975
MPLX LP:
4.13%, 03/01/27		825	809,040
5.20%, 03/01/47		3,500	3,554,737
4.70%, 04/15/48		5,000	4,756,764
Murphy Oil Corp., 6.88%, 08/15/24		752	789,600
Nabors Industries, Inc., 5.75%, 02/01/25(a)		395	374,263
Newfield Exploration Co.:
5.63%, 07/01/24		78	81,900
5.38%, 01/01/26		856	875,260
Nexen Energy ULC, 6.40%, 05/15/37		2,000	2,429,866
NGPL PipeCo LLC(a):
4.38%, 08/15/22		509	510,272
4.88%, 08/15/27		931	929,836
7.77%, 12/15/37		1,370	1,685,100
Noble Energy, Inc., 5.05%, 11/15/44		3,500	3,547,426
Noble Holding International Ltd.:
7.75%, 01/15/24(f)		1,259	1,221,230
7.95%, 04/01/25		232	219,240
7.88%, 02/01/26(a)		1,427	1,466,242
Oasis Petroleum, Inc., 6.88%, 01/15/23		57	58,283
ONEOK Partners LP, 8.63%, 03/01/19(f)		10,000	10,322,380
Parsley Energy LLC/Parsley Finance Corp.a):
5.25%, 08/15/25		780	770,250
5.63%, 10/15/27		649	644,132
Petroleos Mexicanos:
3.50%, 01/30/23(f)		5,000	4,751,100
4.63%, 09/21/23		3,965	3,921,385
4.88%, 01/18/24(f)		2,000	1,975,000
Plains All American Pipeline LP, Series B, 6.13%(b)(f)(h)		2,215	2,154,087
Plains All American Pipeline LP/PAA Finance Corp.:
4.70%, 06/15/44		1,498	1,363,266
4.90%, 02/15/45		2,102	1,947,969
QEP Resources, Inc., 5.63%, 03/01/26		160	154,000
Range Resources Corp.:
5.00%, 08/15/22		32	31,360
4.88%, 05/15/25		241	223,226
Rockies Express Pipeline LLC(a):
5.63%, 04/15/20		295	303,526
6.88%, 04/15/40		580	672,800

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Ruby Pipeline LLC, 6.00%, 04/01/22(a)(f)	USD	8,939	$9,161,635
Sabine Pass Liquefaction LLC:
5.63%, 02/01/21		405	423,469
5.63%, 04/15/23(f)		10,510	11,204,390
5.75%, 05/15/24		2,575	2,777,024
5.88%, 06/30/26		1,481	1,610,676
Sanchez Energy Corp.:
7.75%, 06/15/21		982	849,430
6.13%, 01/15/23		847	581,254
Seven Generations Energy Ltd., 5.38%, 09/30/25(a)		1,110	1,065,600
SM Energy Co.:
6.50%, 01/01/23		177	179,655
5.00%, 01/15/24		297	285,863
5.63%, 06/01/25(f)		350	340,813
6.75%, 09/15/26		682	693,935
Southwestern Energy Co.:
6.20%, 01/23/25		676	666,705
7.50%, 04/01/26		1,098	1,132,312
Sunoco LP/Sunoco Finance Corp.(a):
4.88%, 01/15/23		1,071	1,052,493
5.88%, 03/15/28		317	297,980
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a):
5.50%, 09/15/24		198	202,950
5.50%, 01/15/28		1,298	1,301,245
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25%, 05/01/23		37	37,278
6.75%, 03/15/24		184	194,120
5.88%, 04/15/26(a)		848	864,960
5.00%, 01/15/28(a)		1,009	952,244
TransCanada PipeLines Ltd.:
4.88%, 01/15/26(f)		4,485	4,713,605
4.88%, 05/15/48		4,000	4,180,283
Transocean Guardian Ltd., 5.88%, 01/15/24(a)		648	654,480
Transocean Pontus Ltd., 6.13%, 08/01/25(a)		769	783,426
Western Gas Partners LP, 5.38%, 06/01/21(f)		5,125	5,307,296
Whiting Petroleum Corp., 6.63%, 01/15/26		400	414,250
Williams Cos., Inc.:
3.70%, 01/15/23		2,245	2,188,875
4.55%, 06/24/24		527	529,635
8.75%, 03/15/32		2,478	3,252,375
Williams Partners LP, 5.10%, 09/15/45		5,075	5,165,250
WPX Energy, Inc.:
6.00%, 01/15/22		72	74,700

12

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc. (continued):
5.25%, 09/15/24	USD	22	$21,863

			250,311,324
Paper & Forest Products — 1.8%
International Paper Co.(f):
7.50%, 08/15/21		7,209	8,022,517
8.70%, 06/15/38		4,000	5,607,396
7.30%, 11/15/39		10,000	12,752,667

			26,382,580
Pharmaceuticals — 3.9%
Abbott Laboratories, 4.90%, 11/30/46		5,500	6,045,062
AbbVie, Inc., 4.70%, 05/14/45		3,255	3,197,929
Actavis Funding SCS, 4.75%, 03/15/45		5,485	5,424,228
Allergan, Inc., 2.80%, 03/15/23		3,000	2,843,418
Bayer US Finance II LLC, 4.88%, 06/25/48(a)		7,500	7,741,964
Charles River Laboratories International, Inc., 5.50%, 04/01/26(a)		317	320,963
CVS Health Corp.:
4.75%, 12/01/22		289	299,763
5.00%, 12/01/24		183	190,962
5.13%, 07/20/45		3,879	4,036,058
5.05%, 03/25/48		8,205	8,502,820
Endo Finance LLC/Endo Finco, Inc., 6.00%, 07/15/23(a)		1,514	1,286,900
Forest Laboratories LLC, 5.00%, 12/15/21(a)		1,631	1,693,807
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24(a)		297	311,850
Merck & Co., Inc., 6.50%, 12/01/33(f)		6,420	8,206,809
Valeant Pharmaceuticals International, Inc.(a):
7.50%, 07/15/21		108	110,160
5.63%, 12/01/21		643	636,570
6.50%, 03/15/22		829	864,398
5.50%, 03/01/23		2,365	2,240,837
5.88%, 05/15/23		622	597,431
7.00%, 03/15/24		1,303	1,381,506
6.13%, 04/15/25		815	764,063
5.50%, 11/01/25		869	870,564
8.50%, 01/31/27		1,186	1,218,022

			58,786,084
Real Estate Management & Development — 0.4%
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(a)		460	446,200
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(a)(f)		4,485	4,277,569

Security	Par (000)		Value
Real Estate Management & Development (continued)
Realogy Group LLC/Realogy Co-Issuer Corp.(a):
4.50%, 04/15/19	USD	803	$805,007
5.25%, 12/01/21		344	344,860
4.88%, 06/01/23		222	206,682

			6,080,318
Road & Rail — 1.3%
Ashtead Capital, Inc., 5.25%, 08/01/26(a)		565	569,944
Norfolk Southern Corp., 6.00%, 03/15/05		12,700	15,082,248
United Rentals North America, Inc.:
4.63%, 07/15/23		1,616	1,620,040
4.63%, 10/15/25		1,034	997,810
5.88%, 09/15/26		274	278,110
4.88%, 01/15/28		877	819,188

			19,367,340
Semiconductors & Semiconductor Equipment — 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27(f)		7,500	7,033,706
Micron Technology, Inc., 5.50%, 02/01/25		40	41,350
NXP BV/NXP Funding LLC, 4.63%, 06/15/22(a)		490	496,125
QUALCOMM, Inc.:
3.25%, 05/20/27(f)		2,500	2,359,248
4.30%, 05/20/47		3,500	3,304,983
Sensata Technologies BV(a):
5.63%, 11/01/24		695	721,063
5.00%, 10/01/25		772	772,000

			14,728,475
Software — 1.1%
CDK Global, Inc., 5.88%, 06/15/26		378	387,450
Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Holdings LLC, 10.00%, 11/30/24(a)		690	765,900
Infor US, Inc., 6.50%, 05/15/22		8,585	8,692,313
Informatica LLC, 7.13%, 07/15/23(a)		1,599	1,626,983
Nuance Communications, Inc., 5.38%, 08/15/20(a)		1,901	1,893,871
PTC, Inc., 6.00%, 05/15/24		313	326,991
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(a)		2,040	2,255,745
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(a)		740	768,675

			16,717,928
Specialty Retail — 0.4%
L Brands, Inc.:
7.00%, 05/01/20		3,050	3,194,875
6.88%, 11/01/35		1,119	960,941

13

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Specialty Retail (continued)
Penske Automotive Group, Inc., 5.50%, 05/15/26	USD	1,160	$1,128,100

			5,283,916
Technology Hardware, Storage & Peripherals — 0.5%
Dell International LLC/EMC Corp.(a):
5.88%, 06/15/21		615	629,783
7.13%, 06/15/24		747	803,025
8.35%, 07/15/46		2,355	2,899,015
Western Digital Corp., 4.75%, 02/15/26		2,466	2,424,386

			6,756,209
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., 5.00%, 05/01/25		699	700,748
William Carter Co., 5.25%, 08/15/21		1,406	1,424,067

			2,124,815
Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a):
5.25%, 03/15/22		480	480,053
5.25%, 10/01/25		268	250,580

			730,633
Tobacco — 2.2%
Altria Group, Inc., 10.20%, 02/06/39(f)		13,392	21,342,297
BAT Capital Corp., 4.54%, 08/15/47(a)		8,000	7,634,199
Reynolds American, Inc.:
4.85%, 09/15/23		1,120	1,167,489
5.85%, 08/15/45		2,335	2,623,693

			32,767,678
Trading Companies & Distributors — 0.2%
Doric Nimrod Air Alpha Ltd. Pass-Through Trust, Series 2013-1(a):
Class A, 5.25%, 05/30/25		1,732	1,764,164
Class B, 6.13%, 11/30/21		1,122	1,141,950

			2,906,114
Transportation Infrastructure — 0.9%
CEVA Group PLC, (9.00% Cash or 3.00% PIK), 9.00%, 09/01/20(a)(l)		1,905	1,980,690
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.88%, 07/11/22(a)(f)		10,500	10,843,126

			12,823,816
Wireless Telecommunication Services — 1.9%
Crown Castle International Corp.:
4.88%, 04/15/22		2,500	2,576,021
3.65%, 09/01/27		8,000	7,512,650
CyrusOne LP/CyrusOne Finance Corp.:
5.00%, 03/15/24		277	278,039

Security	Par (000)		Value
Wireless Telecommunication Services (continued)
CyrusOne LP/CyrusOne Finance Corp. (continued):
5.38%, 03/15/27	USD	129	$128,032
Digicel Group Ltd., 8.25%, 09/30/20(a)		200	145,500
Digicel Ltd., 6.00%, 04/15/21(a)		1,285	1,188,625
Frontier Communications Corp., 8.50%, 04/01/26(a)		995	955,200
SBA Communications Corp.:
4.00%, 10/01/22		1,045	1,011,372
4.88%, 09/01/24		1,658	1,604,115
Sprint Capital Corp.:
6.88%, 11/15/28		1,272	1,224,300
8.75%, 03/15/32		1,197	1,288,271
Sprint Communications, Inc.(a):
9.00%, 11/15/18		1,576	1,602,792
7.00%, 03/01/20		389	403,743
Sprint Corp.:
7.13%, 06/15/24		3,895	3,999,678
7.63%, 02/15/25		76	79,468
7.63%, 03/01/26		1,889	1,959,837
T-Mobile USA, Inc.:
6.50%, 01/15/26		960	1,006,800
4.50%, 02/01/26		815	766,100
4.75%, 02/01/28		768	712,090

			28,442,633

Total Corporate Bonds — 107.0% (Cost — $1,548,914,031)			1,599,696,690

Foreign Agency Obligations — 2.3%
Argentine Republic Government International Bond, 5.63%, 01/26/22		6,485	6,170,542
Brazilian Government International Bond, 5.00%, 01/27/45		6,525	5,529,938
Colombia Government International Bond, 5.63%, 02/26/44		4,000	4,300,000
Indonesia Government International Bond, 5.88%, 01/15/24(a)		4,400	4,766,643
Mexico Government International Bond:
4.75%, 03/08/44		5,800	5,443,300
4.60%, 02/10/48		5,000	4,592,500
Uruguay Government International Bond, 5.10%, 06/18/50		3,500	3,538,675

Total Foreign Agency Obligations — 2.3% (Cost — $35,089,097)			34,341,598

14

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Municipal Bonds — 1.2%
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B, 6.85%, 01/01/38	USD	5,000	$5,248,300
Metropolitan Transportation Authority, RB, Build America Bonds, Series B-1, 6.55%, 11/15/31		10,000	12,271,400

Total Municipal Bonds — 1.2% (Cost — $14,847,427)			17,519,700

Preferred Securities – 25.0%
Capital Trusts — 20.4%
Auto Components — 0.2%
General Motors Financial Co., Inc., Series A, 5.75%(b)(f)(h)		3,000	2,947,500

Banks — 4.7%
BNP Paribas SA(a)(g)(h):
7.20%		5,000	5,243,750
7.38%		4,535	4,818,437
Capital One Financial Corp., Series E, 5.55%(g)(h)		5,000	5,125,000
CIT Group, Inc., Series A, 5.80%(g)(h)		3,000	2,947,500
Citigroup, Inc., 5.90%(g)(h)		2,210	2,261,714
Credit Suisse Group AG(a)(g)(h):
6.25%		7,255	7,282,206
7.50%		3,250	3,465,280
HSBC Capital Funding LP, 10.18%(a)(f)(g)(h)		11,835	17,811,675
Macquarie Bank Ltd., 6.13%(a)(g)(h)		1,885	1,720,063
Nordea Bank AB, 6.13%(a)(g)(h)		5,540	5,436,125
U.S. Bancorp, Series J, 5.30%(f)(g)(h)		10,415	10,405,241
Wells Fargo & Co.(g)(h):
Series K, 6.11%		809	815,634
Series S, 5.90%		281	283,951
Series U, 5.88%		2,655	2,777,130

			70,393,706
Capital Markets — 2.4%
Charles Schwab Corp., Series E, 4.63%(g)(h)		6,805	6,805,000
Goldman Sachs Group, Inc., Series L, 5.70%(g)(h)		2,950	2,986,875
Morgan Stanley, Series H, 5.45%(g)(h)		8,675	8,805,125
State Street Corp.:
3.34%, 06/01/77(d)(f)		17,845	16,004,110
Series F, 5.25%(g)(h)		1,855	1,901,375

			36,502,485

Security	Par (000)		Value
Commercial Services & Supplies — 0.4%
AerCap Global Aviation Trust, 6.50%, 06/15/45(a)(g)	USD	5,000	$5,156,250

Consumer Finance — 0.3%
American Express Co., Series C, 4.90%(g)(h)		4,510	4,532,550

Diversified Financial Services — 5.2%
Bank of America Corp.(g)(h):
Series AA, 6.10%		8,630	8,994,617
Series U, 5.20%		5,785	5,690,994
Barclays PLC, 6.63%(g)(h)		7,385	7,439,354
BNP Paribas SA, 6.75%(a)(g)(h)		5,000	5,112,500
Credit Agricole SA, 8.13%(a)(g)(h)		5,000	5,487,500
HSBC Holdings PLC:
6.00%(g)(h)		1,550	1,501,950
6.50%(b)(h)		2,615	2,565,315
JPMorgan Chase & Co.(g)(h):
Series 1, 5.81%		3,650	3,666,060
Series Q, 5.15%		4,000	3,932,520
Series R, 6.00%(f)		14,130	14,600,953
Series S, 6.75%(f)		9,775	10,679,187
Royal Bank of Scotland Group PLC(g)(h):
8.00%		970	1,030,256
8.63%		5,135	5,541,179
Societe Generale SA, 7.38%(a)(g)(h)		1,980	2,081,475

			78,323,860
Electric Utilities — 0.5%
PPL Capital Funding, Inc., Series A, 5.00%, 03/30/67(g)		8,300	8,141,885

Equity Real Estate Investment Trusts (REITs) — 0.6%
Sovereign Real Estate Investment Trust, 12.00%(a)(h)		7	8,225,000

Industrial Conglomerates — 0.5%
General Electric Co., Series D, 5.00%(g)(h)		7,502	7,382,793

Insurance — 2.9%
ACE Capital Trust II, 9.70%, 04/01/30		7,000	9,660,000
Allstate Corp., Series B, 5.75%, 08/15/53(g)		5,000	5,150,000
American International Group, Inc., 8.18%, 05/15/68(g)		3,755	4,759,463

15

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Insurance (continued)
Bank One Capital III, 8.75%, 09/01/30	USD	2,000	$2,726,268
Equitable of Iowa Cos. Capital Trust II, Series B, 8.42%, 04/01/27		5,000	5,420,970
Farmers Exchange Capital II, 6.15%, 11/01/53(a)(g)		4,890	5,238,609
MetLife, Inc., 6.40%, 12/15/66		5,000	5,312,500
Principal Financial Group, Inc., 4.70%, 05/15/55(g)		5,000	5,000,000

			43,267,810
Media — 0.5%
NBCUniversal Enterprise, Inc., 5.25%(a)(h)		5,600	5,656,000
Viacom, Inc., 5.88%, 02/28/57(g)		2,111	2,056,114

			7,712,114
Oil, Gas & Consumable Fuels -- 1.7%
Enbridge, Inc., Series 16-A, 6.00%, 01/15/77(g)		5,880	5,765,928
Energy Transfer Partners LP, Series B, 6.63%(b)(h)		5,000	4,750,000
Enterprise Products Operating LLC(g):
5.08%, 06/01/67		2,500	2,475,000
Series A, 6.07%, 08/01/66		9,325	9,342,064
TransCanada Trust, 5.63%, 05/20/75(g)		2,755	2,718,827

			25,051,819
Road & Rail — 0.5%
BNSF Funding Trust I, 6.61%, 12/15/55(g)		6,125	6,860,000

Total Capital Trusts — 20.4% (Cost — $296,035,067)			304,497,772

		Shares
Preferred Stocks — 4.1%
Banks — 1.9%
Citigroup, Inc., Series K, 6.88%(g)(h)		488,320	13,565,530
Wells Fargo & Co., Series Q, 5.85%(g)(h)		550,500	14,307,495

			27,873,025
Capital Markets — 0.7%
Goldman Sachs Group, Inc., Series J, 5.50%(g)(h)		162,450	4,174,965
SCE Trust III, Series H, 5.75%(g)(h)		31,650	856,133

Security		Shares	Value
Capital Markets (continued)
State Street Corp., Series D, 5.90%(g)(h)		220,495	$5,984,234

			11,015,332
Electric Utilities — 0.2%
Entergy Louisiana LLC, 5.25%, 07/01/52		90,000	2,263,500

Equity Real Estate Investment Trusts (REITs) — 0.2%
Ventas Realty LP/Ventas Capital Corp., 5.45%, 03/15/43		75,000	1,874,250
Vornado Realty Trust, Series K, 5.70%(h)		50,000	1,271,500

			3,145,750
Wireless Telecommunication Services — 1.1%
Centaur Funding Corp., 9.08%, 04/21/20(a)		15,143	16,808,730

Total Preferred Stocks — 4.1% (Cost — $59,247,356)			61,106,337

Trust Preferred — 0.05%
Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 8.01%, 02/15/40(c)(g)		300,141	7,974,746

Total Trust Preferred — 0.5% (Cost — $7,299,341)			7,974,746

Total Preferred Securities — 25.0%			373,578,855

		Par (000)
U.S. Government Sponsored Agency Securities — 0.3%
Agency Obligations — 0.3%
Fannie Mae, 0.00%, 10/09/19(f)(m)	USD	3,945	3,821,312

Total U.S. Government Sponsored Agency Securities — 0.3% (Cost — $3,753,858)			3,821,312

Total Long-Term Investments — 143.8% (Cost — $2,086,295,882)			2,149,339,256

16

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.79%(n)(o)	2,295,494	$2,295,494

Total Short-Term Securities — 0.1% (Cost — $2,295,494)		2,295,494

Value
Options Purchased — 0.0% (Cost — $1,143,668)	$686,038
Total Investments — 143.9% (Cost — $2,089,735,044)	2,152,320,788
Liabilities in Excess of Other Assets — (43.9)%	(657,074,429)

Net Assets — 100.0%	$1,495,246,359

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	When-issued security.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security with no stated maturity date.
(i)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(j)	Non-income producing security.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)	Zero-coupon bond.
(n)	Annualized 7-day yield as of period end.
(o)

During the period ended July 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended were as follows:

Affiliate	Shares Held at 10/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	9,139,477	(6,843,983)	2,295,494	$2,295,494	$94,986	$32	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations
EUR	Euro
USD	United States Dollar
Portfolio Abbreviations
ARB	Airport Revenue Bonds
CLO	Collateralized Loan Obligation
PIK	Payment-In-Kind
RB	Revenue Bonds

17

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Deutsche Bank Securities, Inc.	1.97%	05/08/18	Open	$3,806,000	$3,822,176	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas S.A.	2.31	05/24/18	Open	2,917,850	2,930,014	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	05/29/18	Open	12,179,213	12,224,377	Capital Trusts	Open/Demand
Barclays Bank PLC	2.80	05/30/18	Open	1,635,000	1,638,293	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	1.25	05/30/18	Open	276,500	276,865	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	05/30/18	Open	5,736,250	5,758,212	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	05/30/18	Open	7,185,000	7,212,509	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	05/30/18	Open	3,557,938	3,571,559	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	05/30/18	Open	9,101,950	9,136,798	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.50	06/01/18	Open	1,758,156	1,761,489	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50	06/01/18	Open	841,610	843,644	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	06/01/18	Open	6,747,300	6,771,566	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	06/01/18	Open	10,526,250	10,564,106	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	06/01/18	Open	4,507,425	4,523,635	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	06/01/18	Open	17,212,500	17,274,403	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	06/01/18	Open	12,870,000	12,916,286	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	06/01/18	Open	5,665,000	5,685,374	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	06/01/18	Open	11,970,000	12,013,049	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	06/01/18	Open	5,723,750	5,744,335	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	06/01/18	Open	14,340,000	14,391,572	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	06/01/18	Open	9,825,000	9,860,335	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	06/01/18	Open	12,180,000	12,223,804	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	06/01/18	Open	10,000,000	10,035,964	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	06/01/18	Open	1,855,000	1,861,671	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.44	06/04/18	Open	5,711,903	5,733,969	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	06/04/18	Open	10,200,000	10,236,683	Corporate Bonds	Open/Demand
UBS Securities LLC	2.25	06/14/18	Open	5,171,456	5,186,647	Corporate Bonds	Open/Demand
UBS Securities LLC	2.25	06/14/18	Open	8,110,000	8,133,823	Corporate Bonds	Open/Demand
UBS Securities LLC	2.25	06/14/18	Open	3,069,063	3,078,078	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	06/20/18	Open	6,768,750	6,786,789	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.31	06/27/18	Open	1,915,000	1,919,178	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.31	06/27/18	Open	4,550,000	4,559,927	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.31	06/27/18	Open	2,818,163	2,824,311	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00	07/16/18	Open	3,007,813	3,010,319	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00	07/16/18	Open	3,661,226	3,664,277	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00	07/16/18	Open	5,297,906	5,302,321	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00	07/16/18	Open	13,062,500	13,073,385	Corporate Bonds	Open/Demand

18

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Credit Allocation Income Trust (BTZ)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Credit Suisse Securities (USA) LLC	2.05%	07/16/18	Open	$3,194,125	$3,196,853	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.05	07/16/18	Open	4,721,483	4,725,515	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	07/16/18	Open	7,896,600	7,904,299	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	07/16/18	Open	2,212,500	2,214,657	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	07/16/18	Open	5,012,500	5,017,387	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	07/16/18	Open	4,887,500	4,892,265	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	07/16/18	Open	7,320,000	7,327,137	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	07/16/18	Open	4,925,000	4,930,122	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	07/16/18	Open	2,857,500	2,860,472	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	07/16/18	Open	3,717,040	3,721,067	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	07/16/18	Open	4,675,000	4,680,065	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	07/16/18	Open	4,075,000	4,079,415	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.59	07/17/18	Open	6,957,274	6,964,281	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.59	07/17/18	Open	7,787,100	7,794,943	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.59	07/17/18	Open	8,083,840	8,091,982	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	07/17/18	Open	8,880,000	8,888,081	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	07/17/18	Open	7,584,500	7,591,402	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	07/17/18	Open	14,310,000	14,323,022	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	07/17/18	Open	7,095,188	7,101,644	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	07/17/18	Open	6,075,000	6,080,528	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	07/17/18	Open	4,204,688	4,208,514	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	07/17/18	Open	5,300,000	5,304,823	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	07/17/18	Open	3,330,000	3,333,030	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	07/17/18	Open	3,180,113	3,183,006	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	07/17/18	Open	4,015,125	4,018,779	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	07/17/18	Open	4,724,775	4,729,075	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	07/17/18	Open	16,929,000	16,944,405	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	07/17/18	Open	21,125,880	21,145,105	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	07/17/18	Open	3,850,000	3,853,504	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	07/17/18	Open	7,012,500	7,018,881	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.31	07/23/18	Open	5,793,750	5,796,724	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.31	07/23/18	Open	15,274,875	15,282,716	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.31	07/23/18	Open	5,656,313	5,659,216	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.31	07/23/18	Open	4,882,962	4,885,475	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.31	07/23/18	Open	3,086,250	3,087,834	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.31	07/23/18	Open	4,930,750	4,933,281	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.31	07/23/18	Open	6,753,075	6,756,542	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.31	07/23/18	Open	10,128,435	10,133,634	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.31	07/23/18	Open	10,175,000	10,180,223	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.31	07/23/18	Open	9,082,125	9,086,787	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.35	07/23/18	Open	10,137,500	10,142,794	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.35	07/23/18	Open	10,275,000	10,280,366	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.37	07/23/18	Open	10,048,500	10,053,792	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.38	07/23/18	Open	9,749,700	9,754,857	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.75)	07/25/18	Open	412,308	412,187	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.50)	07/25/18	Open	2,377,500	2,376,906	Capital Trusts	Open/Demand
Barclays Capital, Inc.	(1.25)	07/25/18	Open	1,680,088	1,679,737	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.20	07/25/18	Open	10,809,094	10,813,057	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.20	07/25/18	Open	9,568,781	9,572,290	Capital Trusts	Open/Demand

19

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Credit Allocation Income Trust (BTZ)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	2.20%	07/25/18	Open	$16,184,363	$16,190,297	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.20	07/25/18	Open	9,921,625	9,925,263	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.20	07/25/18	Open	14,062,500	14,067,656	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.20	07/25/18	Open	13,299,863	13,304,739	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.20	07/25/18	Open	13,350,000	13,354,895	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	07/25/18	Open	7,785,900	7,789,209	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	07/25/18	Open	5,522,250	5,524,404	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	07/25/18	Open	8,131,000	8,134,171	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	07/25/18	Open	4,347,120	4,349,004	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	07/25/18	Open	4,617,000	4,619,000	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	07/31/18	Open	5,505,000	5,505,358	Corporate Bonds	Open/Demand

				$685,249,330	$686,328,416

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
5-Year U.S. Treasury Note	402	09/28/18	$45,476	$(433,946)

Short Contracts:
10-Year U.S. Treasury Note	2,028	09/19/18	242,188	266,199
10-Year U.S. Ultra Long Treasury Bond	65	09/19/18	10,199	8,164
10-Year U.S. Ultra Long Treasury Note	348	09/19/18	44,234	442,511
Long U.S. Treasury Bond	492	09/19/18	70,341	(492,091)
2-Year U.S. Treasury Note	19	09/28/18	4,016	5,934

				230,717

				$(203,229)

OTC Interest Rate Swaptions Purchased

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate Frequency
Put
30-Year Interest Rate Swap, 06/08/49,	3.50%	Semi-Annual	3-Month LIBOR, 2.35%,	Quarterly	JPMorgan Chase Bank N.A.	06/06/19	3.50%	USD	22,700	$324,236
30-Year Interest Rate Swap, 06/08/49,	3.50	Semi-Annual	3-Month LIBOR 2.35%,	Quarterly	Goldman Sachs Bank USA	06/06/19	3.50	USD	25,330	361,802

										$686,038

20

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Credit Allocation Income Trust (BTZ)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index, Series 30, Version 1	1.00%	Quarterly	06/20/23	BBB+	USD	100,000	$2,006,667	$1,652,701	$353,966

(a)	Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR 2.35%	Quarterly	1.79%	Semi-annual	01/04/18	09/30/19	USD	100,370	$(695,479)	$284	$(695,763)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	1.00%	Quarterly	Deutsche Bank AG	03/20/19	USD	16,700	$(104,205)	$(9,470)	$(94,735)
Prudential Financial, Inc.	1.00	Quarterly	Citibank N.A.	06/20/21	USD	1,920	(39,118)	16,240	(55,358)
Prudential Financial, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/21	USD	1,155	(23,532)	10,391	(33,923)
Prudential Financial, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/21	USD	9,500	(193,553)	70,313	(263,866)
Frontier Communications Corp.	5.00	Quarterly	Barclays Bank PLC	06/20/23	USD	610	170,466	200,251	(29,785)

							$(189,942)	$287,725	$(477,667)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America Corp.	1.00%	Quarterly	Deutsche Bank AG	03/20/19	A-	USD	16,700	$105,179	$16,886	$88,293
American Tower Corp.	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/21	NR	USD	10,000	(43,579)	(239,547)	195,968

								$61,600	$(222,661)	$284,261

(a)	Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

21

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Credit Allocation Income Trust (BTZ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$109,182,565	$11,198,536	$120,381,101
Corporate Bonds	—	1,594,726,690	4,970,000	1,599,696,690
Foreign Agency Obligations	—	34,341,598	—	34,341,598
Municipal Bonds	—	17,519,700	—	17,519,700
Preferred Securities	52,272,353	321,306,502		373,578,855
U.S. Government Sponsored Agency Securities	—	3,821,312	—	3,821,312
Short-Term Securities	2,295,494	—	—	2,295,494
Options Purchased:
Interest rate contracts	—	686,038	—	686,038

	$54,567,847	$2,081,584,405	$16,168,536	$2,152,320,788

22

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Credit Allocation Income Trust (BTZ)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments (a)
Assets:
Credit contracts	$—	$638,227	$—	$638,227
Interest rate contracts	722,808	—	—	722,808
Liabilities:
Credit contracts	—	(477,667)	—	(477,667)
Interest rate contracts	(926,037)	(695,763)	—	(1,621,800)

	$(203,229)	$(535,203)	$—	$(738,432)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $686,328,416 are categorized as Level 2 within the disclosure hierarchy.

During the period ended July 31, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Total
Assets:
Opening Balance, as of October 31, 2017	$7,500,000	$5,007,000	$12,507,000
Transfers into Level 3	—	—	—
Transfers out of Level 3	(7,500,000)	—	(7,500,000)
Accrued discounts (premiums)	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)(b)	(51,464)	(37,000)	(88,464)
Purchases	11,250,000	—	11,250,000
Sales	—	—	—

Closing Balance, as of July 31, 2018	$11,198,536	$4,970,000	$16,168,536

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2018(b)	$(51,464)	$(37,000)	$(88,464)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2018 is generally due to derivative financial investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

23

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Credit Allocation Income Trust

Date:	September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Credit Allocation Income Trust

Date:	September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Credit Allocation Income Trust

Date:	September 20, 2018